CONSOLIDATED CASH FLOW STATEMENT - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CONSOLIDATED CASH FLOW STATEMENT
(Loss) profit before tax	£ (290)	£ 3,356
Adjustments for:
Change in operating assets	(11,743)	7,666
Change in operating liabilities	23,967	(390)
Non-cash and other items	3,221	(391)
Tax paid	(648)	(475)
Net cash provided by operating activities	14,507	9,766
Cash flows from investing activities
Purchase of financial assets	(7,029)	(8,250)
Proceeds from sale and maturity of financial assets	5,132	6,159
Purchase of fixed assets	(1,301)	(1,819)
Proceeds from sale of fixed assets	413	601
Disposal of businesses, net of cash disposed		107
Net cash used in investing activities	(2,785)	(3,202)
Cash flows from financing activities
Dividends paid to ordinary shareholders		(2,100)
Distributions on other equity instruments	(204)	(139)
Return of capital contribution	(2)	(3)
Interest paid on subordinated liabilities	(514)	(530)
Proceeds from issue of other equity instruments to parent company	1,070
Proceeds from issue of subordinated liabilities	281
Repayment of subordinated liabilities	(1,769)	(512)
Borrowings from parent company	2,270	2,211
Repayments to parent company	(136)	(2,964)
Interest paid on borrowing from parent company	(103)	(383)
Net cash provided by (used in) financing activities	893	(4,420)
Effects of exchange rate changes on cash and cash equivalents	2
Change in cash and cash equivalents	12,617	2,144
Cash and cash equivalents at beginning of period	38,614	39,723
Cash and cash equivalents at end of period	£ 51,231	£ 41,867